UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                   DATE OF FISCAL YEAR END:  OCTOBER 31, 2015

                  DATE OF REPORTING PERIOD:  OCTOBER 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.


                       The Advisors' Inner Circle Fund II

                               [GRAPHIC OMITTED]

                         CARDINAL SMALL CAP VALUE FUND

                        ANNUAL REPORT | OCTOBER 31, 2015










                              INVESTMENT ADVISER:
                      CARDINAL CAPITAL MANAGEMENT, L.L.C.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter ..........................................................  1
Schedule of Investments .....................................................  4
Statement of Assets and Liabilites ..........................................  7
Statement of Operations .....................................................  8
Statements of Changes in Net Assets .........................................  9
Financial Highlights ........................................................ 10
Notes to Financial Statements ............................................... 11
Report of Independent Registered Public Accounting Firm. .................... 19
Disclosure of Fund Expenses ................................................. 20
Trustees and Officers of the Advisors' Inner Circle Fund II ................. 22
Notice to Shareholders ...................................................... 28





The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-844-CCM-SEIC (1-844-226-7342); and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

We are pleased to share with you the Annual Report for the Cardinal Small Cap Value Fund (the "Fund") for the year ended October 31, 2015. The report contains information on the holdings of the Fund along with financial highlights and a Statement of Operations.

For the twelve months ending October 31, 2015, the Fund returned 3.63% while the Russell 2000 Value Index decreased -2.88% . While the U.S. economy has continued to rebound from a weak start to 2015, prospects for domestic economic growth have moderated as trends in consumer confidence and industrial production are uninspiring at best. Economic and currency weakness in EMEA, particularly China, and most of the emerging markets has resulted in an increasing headwind for the U.S. economy. As a result, the Federal Reserve left short-term interest rates near zero even though the unemployment rate continued to decline. Recent remarks by Chairman Yellen and others have made it clear that the Federal Reserve will likely raise interest rates later this year; however, the decision remains data dependent. Despite the strong dollar and lower energy and commodity prices, which are clearly dampening reported inflation, the Federal Reserve feels that these factors are temporary and tightness in the labor market will lead to higher inflation. We believe that although the strong U.S. Dollar is clearly hurting corporate profit growth in 2015, comparisons ease in 2016 and profit growth remains modestly positive outside of the energy sector. With credit available and inexpensive, M&A activity is also on a record pace. We believe equity valuations remain attractive relative to bonds and could be more in line with historical averages on an absolute basis following the recent correction.

During this period, the Fund outpaced its benchmark's decline primarily due to strong stock selection, most notably within the health care, information technology, materials and energy sectors. Within health care, shares of Ligand Pharmaceuticals were a meaningful contributor due to positive news on its partnered programs and the continued rapid growth of Promacta and Kyprolis, its main royalty generating drugs. Within information technology, the stock price of j2 Global appreciated on continued earnings momentum resulting from strong revenue growth. The Fund's investments in the materials sector, specifically Silgan Holdings, a manufacturer of metal food cans and plastic packaging, were positive contributors to performance and did not participate in the sector's selloff from commodity price declines and emerging market weakness. Within energy, World Fuel Services, a fuel logistics company, held up better than other smaller and more highly levered energy peers. Slightly offsetting these strong contributors was the Fund's lower weighting in the financials sector, specifically bank stocks, and an absence of utilities, which is due to the Portfolio Managers' assessment of utilities' expected return in the current low interest rate environment.

We continue to be cautiously optimistic with regard to equity market returns. U.S. economic growth in 2015 is expected to remain moderate, inflation benign, oil prices low and the U.S. Dollar strong, but the outlook for 2016 has been tempered by slowing

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

global growth and weakness in the price of oil. While an increase in short-term interest rates by the Federal Reserve would show confidence in the U.S. economy, it would also certainly temper growth and reduce the easy credit that has stimulated corporate profits and produced the bull market in stocks of the last six years. The magnitude of any increases in short-term interest rates is also important and not clear cut. It will depend on the outlook for inflation and economic growth as well as one's view of the unintended side effects of a zero interest rate policy on risk taking as reflected in asset prices and on retirees and other people on fixed incomes.

Traditionally, the reason for raising short-term interest rates has been to slow the economy in order to fight inflation and sustain the duration of the economic cycle. Currently, inflationary pressures are low as wage growth remains lackluster despite a declining unemployment rate for secular and structural reasons. Economic growth is also suboptimal as the strong Dollar and global weakness continue to impact the domestic economy. The unintended side effects of near zero interest rates are harder to assess because there is an assumption implied that very low interest rates are only appropriate for economic emergencies. Although true in recent years, interest rates in the U.S. are higher, not lower, than those of most other major developed economies so it is hard to argue that current U.S. monetary policy is out of line. Although the Federal Reserve has expressed a desire to raise rates, the desire to preempt future inflation must be balanced against tepid current growth.

Despite adverse foreign exchange movements and lower commodity prices, underlying U.S. corporate profit growth is still growing modestly. Although the rate of growth may slow further in 2016, we believe the currency and commodity impacts are also likely to be less significant. Cardinal's focus on smaller, primarily domestic, companies aims to mitigate some of these risks that are impacting larger and more global companies. Our outlook for the domestic equity market remains cautiously optimistic despite the uncertain economic and interest rate environment as investor sentiment is fairly negative and equity valuations are now more in-line with historical averages. Our portfolio company managements are opportunistically using market weakness to deploy their free cash flow through share repurchases, dividends and acquisitions which should bode well for the future.

This material represents the manager's assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

                        DEFINITION OF COMPARATIVE INDEX
                        -------------------------------

RUSSELL 2000 VALUE INDEX measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $1,000,000 investment in the Cardinal Small Cap Value Fund, Institutional Class Shares, versus the Russell 2000 Value Index

                                     --------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURN
                                     FOR THE PERIOD ENDED OCTOBER 31, 2015*
                                     --------------------------------------
                                                            Annualized
                                     One Year Return    Inception to Date**
                                     --------------------------------------
     Institutional Class Shares           3.63%              1.83%
                                     --------------------------------------
     Russell 2000 Value Index            -2.88%             -2.45%
                                     --------------------------------------

                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

--------------------------------------------------------------------------------
                                 4/01/14      10/31/14      10/31/15
--------------------------------------------------------------------------------
Institutional Class Shares     $1,000,000     $993,000     $1,029,092
--------------------------------------------------------------------------------
Russell 2000 Value Index       $1,000,000     $989,934       $961,444
--------------------------------------------------------------------------------

* IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.
**   THE FUND COMMENCED OPERATIONS ON APRIL 1, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

30.0% Financials
17.7% Industrials
17.3% Information Technology
11.8% Consumer Discretionary
8.0%  Health Care
5.6%  Short-Term Investment
5.4%  Materials
4.2%  Energy

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.9%+
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
CONSUMER DISCRETIONARY -- 11.8%
  Del Frisco's Restaurant Group * ...................  10,505        $  141,502
  Krispy Kreme Doughnuts * ..........................   9,285           127,112
  MDC Partners, Cl A ................................  14,850           308,583
  Motorcar Parts of America * .......................   5,180           174,359
  National CineMedia ................................   3,600            51,120
  Performance Sports Group * ........................   5,925            68,019
  Six Flags Entertainment ...........................   6,015           313,020
                                                                     ----------
                                                                      1,183,715
                                                                     ----------
ENERGY -- 4.2%
  Diamondback Energy ................................   1,735           128,112
  World Fuel Services . .............................   6,665           296,326
                                                                     ----------
                                                                        424,438
                                                                     ----------
FINANCIALS -- 30.2%
  BGC Partners, Cl A ................................  30,170           260,971
  Bluerock Residential Growth, Cl A REIT ............  15,355           179,961
  Cardinal Financial . ..............................   5,775           131,266
  Cash America International . ......................   5,925           204,590
  Columbia Banking System ...........................   6,960           231,907
  EPR Properties REIT . .............................   2,265           128,675
  First NBC Bank Holding * ..........................   2,200            81,818
  Hersha Hospitality Trust, Cl A REIT ...............   8,317           199,691


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
FINANCIALS -- CONTINUED
   Howard Hughes * ..................................   2,410       $   297,828
   Medical Properties Trust REIT ....................  20,295           229,333
   National Storage Affiliates Trust REIT ...........  11,000           165,440
   PacWest Bancorp ..................................   7,983           359,554
   Starwood Property Trust REIT .....................   4,980           100,048
   Starwood Waypoint Residential Trust REIT .........   6,270           154,242
   Two Harbors Investment REIT . ....................  17,615           149,023
   United Financial Bancorp .........................   9,861           127,996
   Winthrop Realty Trust REIT .......................   1,710            24,778
                                                                    -----------
                                                                      3,027,121
                                                                    -----------
HEALTH CARE -- 8.1%
   Globus Medical, Cl A * ...........................   5,960           133,206
   Ligand Pharmaceuticals * .........................   4,890           441,812
   Providence Service * .............................   3,400           175,610
   Trinity Biotech ADR ..............................   5,200            58,396
                                                                    -----------
                                                                        809,024
                                                                    -----------
INDUSTRIALS -- 17.8%
   Babcock & Wilcox, Cl W * .........................  11,950           338,185
   Babcock & Wilcox Enterprises * ...................   8,125           137,962
   CBIZ * ...........................................  20,460           219,945
   Kaman ............................................   6,610           257,063
   KAR Auction Services .............................   9,900           380,160
   Roadrunner Transportation Systems * ..............  11,210           119,274
   Teledyne Technologies * ..........................   2,385           212,814
   TriMas * .........................................   6,000           120,060
                                                                    -----------
                                                                      1,785,463
                                                                    -----------
INFORMATION TECHNOLOGY -- 17.4%
   ACI Worldwide * ..................................  11,927           285,652
   Boingo Wireless * ................................   6,840            52,873
   Convergys . ......................................   7,325           188,033
   CTS ..............................................   8,100           147,258
   IAC ..............................................   2,325           155,798
   InterDigital .....................................   2,055           104,271


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
INFORMATION TECHNOLOGY -- CONTINUED
   j2 Global ........................................   3,015       $   233,813
   Knowles * ........................................   7,270           121,118
   Monotype Imaging Holdings ........................   4,300           117,562
   PDF Solutions * ..................................  22,555           238,181
   TechTarget * .....................................  10,460            97,592
                                                                    -----------
                                                                      1,742,151
                                                                    -----------
MATERIALS -- 5.4%
   Compass Minerals International ...................   2,100           170,604
   Ferro * ..........................................   7,600            94,924
   Silgan Holdings ..................................   5,335           271,391
   US Antimony * ....................................  31,830             9,549
                                                                    -----------
                                                                        546,468
                                                                    -----------
   TOTAL COMMON STOCK
     (Cost $9,553,629)                                                9,518,380
                                                                    -----------


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 5.6%
--------------------------------------------------------------------------------
   SEI Daily Income Trust Government Fund,
    Cl A, 0.010%
     (Cost $566,759) ................................ 566,759           566,759
                                                                    -----------
TOTAL INVESTMENTS -- 100.5%
     (Cost $10,120,388) .............................               $10,085,139
                                                                    ===========


     PERCENTAGES ARE BASED ON NET ASSETS OF $10,031,031.
*    NON-INCOME PRODUCING SECURITY.
+ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

(A) THE REPORTING RATE IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2015. ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at Value (Cost $10,120,388) .......................    $10,085,139
Receivable for Investment Securities Sold ......................         46,485
Receivable due from Adviser ....................................          8,287
Dividend Receivable ............................................          3,357
Prepaid Expenses ...............................................          1,953
                                                                    ------------
   TOTAL ASSETS ................................................     10,145,221
                                                                    ------------
LIABILITIES:
Payable for Investment Securities Purchased ....................         51,035
Audit Fees Payable .............................................         22,900
Payable due to Administrator ...................................          9,342
Payable due to Trustees ........................................          2,312
Chief Compliance Officer Fees Payable ..........................          1,886
Other Accrued Expenses and Other Payables ......................         26,715
                                                                    ------------
   TOTAL LIABILITIES ...........................................        114,190
                                                                    ------------
NET ASSETS .....................................................    $10,031,031
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in Capital ................................................    $ 9,902,275
Undistributed Net Investment Income ............................         94,176
Accumulated Net Realized Gain on Investments ...................         69,829
Net Unrealized Depreciation on Investments .....................        (35,249)
                                                                    ------------
NET ASSETS .....................................................    $10,031,031
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  INSTITUTIONAL CLASS SHARES
    ($10,031,031/984,513 shares) ...............................    $     10.19
                                                                    ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                      CARDINAL SMALL CAP VALUE
                                                        FUND FOR THE YEAR ENDED
                                                        OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends ......................................................      $ 191,380
Less: Foreign Taxes Withheld ...................................         (2,578)
                                                                      ----------
   TOTAL INVESTMENT INCOME .....................................        188,802
                                                                      ----------
EXPENSES:
Administration Fees ............................................        110,000
Investment Advisory Fees .......................................         64,080
Trustees' Fees .................................................         10,567
Chief Compliance Officer Fees ..................................          6,057
Legal Fees .....................................................         26,094
Transfer Agent Fees ............................................         24,467
Audit Fees .....................................................         22,258
Offering Costs .................................................         14,658
Printing Fees ..................................................         13,621
Registration and Filing Fees ...................................          6,017
Custodian Fees .................................................          4,570
Other Expenses .................................................          8,612
                                                                      ----------
   TOTAL EXPENSES ..............................................        311,001
                                                                      ----------
Less:
Waiver of Investment Advisory Fees .............................        (64,080)
Reimbursement by Adviser .......................................       (155,375)
                                                                      ----------
   NET EXPENSES ................................................         91,546
                                                                      ----------
NET INVESTMENT INCOME ..........................................         97,256
                                                                      ----------
NET REALIZED GAIN ON INVESTMENTS ...............................         96,330
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ...........        (10,137)
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. ...............         86,193
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........      $ 183,449
                                                                      ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR          PERIOD
                                                                      ENDED           ENDED
                                                                   OCTOBER 31,     OCTOBER 31,
                                                                       2015           2014*
                                                                 -------------    ------------
OPERATIONS:
  Net Investment Income                                          $    97,256      $   23,979
  Net Realized Gain on Investments                                    96,330          14,672
  Net Change in Unrealized Depreciation on Investments               (10,137)        (25,112)
                                                                 ------------     ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                                  183,449          13,539
                                                                 ------------     ----------
DIVIDENDS:
  Dividends from Net Investment Income:
    INSTITUTIONAL CLASS SHARES                                       (46,870)             --
  Distributions from Net Capital Gains:
    INSTITUTIONAL CLASS SHARES                                       (21,362)             --
                                                                 ------------     ----------
TOTAL DIVIDENDS AND DISTRIBUTIONS                                    (68,232)             --
                                                                 ------------     ----------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS SHARES:
    Issued                                                         3,132,469       6,713,600
    Reinvestment of Distributions.                                    63,047              --
    Redeemed                                                          (6,841)             --
                                                                 ------------     ----------
  INCREASE IN NET ASSETS FROM INSTITUTIONAL
    CLASS SHARES TRANSACTIONS                                      3,188,675       6,713,600
                                                                 ------------     ----------
  NET INCREASE IN NET ASSETS FROM
    SHARE TRANSACTIONS                                             3,188,675       6,713,600
                                                                 ------------     ----------
  TOTAL INCREASE IN NET ASSETS                                     3,303,892       6,727,139
                                                                 ------------     ----------
NET ASSETS:
  Beginning of Year/Period                                         6,727,139              --
                                                                 ------------     ----------
  End of Year/Period (undistributed net investment
    income of $94,176 and $26,402)                               $10,031,031      $6,727,139
                                                                 ============     ==========

*    COMMENCED OPERATIONS ON APRIL 1, 2014.
(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                         YEAR          PERIOD
                                                        ENDED           ENDED
                                                      OCTOBER 31,    OCTOBER 31,
INSTITUTIONAL CLASS SHARES                              2015          2014(++)
                                                      -----------    -----------

Net Asset Value, Beginning of Period .............    $  9.93        $  10.00
                                                      --------       ---------
Income (Loss) from Investment Operations:
  Net Investment Income* .........................       0.11            0.04
  Net Realized and Unrealized Gain (Loss) ........       0.25           (0.11)
                                                      --------       ---------
  Total from Investment Operations ...............       0.36           (0.07)
                                                      --------       ---------
Dividends and Distributions:
  Net Investment Income ..........................      (0.07)             --
  Capital Gains ..................................      (0.03)             --
                                                      --------       ---------
  Total Dividends and Distributions ..............      (0.10)             --
                                                      --------       ---------
Net Asset Value, End of Period ...................    $ 10.19        $   9.93
                                                      ========       =========
TOTAL RETURN+ ....................................       3.63%          (0.70)%
                                                      ========       =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............    $10,031        $  6,727
Ratio of Expenses to Average Net Assets ..........       1.00%           1.00%++
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Reimbursements) ........       3.40%           6.19%++
Ratio of Net Investment Income to Average
   Net Assets ....................................       1.06%           0.70%++
Portfolio Turnover Rate ..........................         39%             28%^


*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.
++   ANNUALIZED.
^    PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.
(++) COMMENCED OPERATIONS ON APRIL 1, 2014.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the Cardinal Small Cap Value Fund (the "Fund"). The Fund commenced operations on April 1, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Fund.

     USE OF ESTIMATES -- The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

     Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     As of October 31, 2015, there were no securities valued in accordance with the fair value procedures.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
     o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2015, all of the Fund's investments were Level 1. For details of the investment classification, reference the Schedule of Investments. For the year ended October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities. For the year ended October 31, 2015, there were no Level 3 securities.

     For the year ended October 31, 2015, there have been no significant changes to the Fund's fair valuation methodology.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the year ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2015, the Fund paid $110,000 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

MUFG Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Cardinal Capital Management, L.L.C. (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets. The Adviser has contractually agreed (effective April 1, 2014) to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until May 31, 2016. This Agreement may be terminated: (i) by the Board, for any reason at any time; or
(ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2016. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. As of October 31, 2015, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $177,240 and $219,455, expiring in 2017 and 2018, respectively.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS:
                                                  YEAR ENDED       PERIOD ENDED
                                                  OCTOBER 31,       OCTOBER 31,
                                                     2015              2014*
                                                  -----------      ------------
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
   Issued .......................................   301,304          677,675
   Reinvestment of Distributions ................     6,205               --
   Redeemed .....................................      (671)              --
                                                    --------         -------
   NET INSTITUTIONAL CLASS SHARES CAPITAL
     SHARE TRANSACTIONS .........................   306,838          677,675
                                                    --------         -------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .........................   306,838          677,675
                                                    ========         =======


*    COMMENCED OPERATIONS ON APRIL 1, 2014.


7. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2015, the Fund made purchases of $6,322,114 and sales of $3,355,855 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences that are primarily attributable to REIT adjustments have been reclassified to (from) the following accounts:


             UNDISTRIBUTED NET                ACCUMULATED NET
          INVESTMENT INCOME/(LOSS)           REALIZED GAIN/LOSS
          ------------------------           ------------------
                  $17,388                        $(17,388)

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the year ended October 31, were as follows:


                              ORDINARY
                               INCOME        TOTAL
                              --------      -------
                    2015      $68,232       $68,232


As of October 31, 2015, the components of Distributable Earnings on a tax basis were as follows:

     Undistributed Ordinary Income .....................  $114,794
     Undistributed Long-Term Capital Gains .............    55,155
     Unrealized Depreciation ...........................   (41,193)
                                                          ---------
     Total Distributable Earnings ......................  $128,756
                                                          =========

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2015, were as follows:


                      AGGREGATE GROSS      AGGREGATE GROSS          NET
       FEDERAL          UNREALIZED           UNREALIZED          UNREALIZED
       TAX COST        APPRECIATION         DEPRECIATION        DEPRECIATION
     -----------      ---------------      ---------------      ------------
     $10,126,332         $839,064            $(880,257)          $(41,193)


The temporary book to tax differences primarily consist of wash sales.

9. OTHER:

At October 31, 2015, 94.4% of Institutional Class Shares total shares outstanding were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of a record related party shareholder and several omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund II and the Shareholders of
Cardinal Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cardinal Small Cap Value Fund (one of the funds constituting The Advisors' Inner Circle Fund II, hereafter referred to as the "Fund") at October 31, 2015, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period April 1, 2014 (commencement of operations) through October 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 24, 2015

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 to October 31, 2015).

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) -- CONCLUDED
--------------------------------------------------------------------------------

                                 BEGINNING     ENDING                   EXPENSES
                                  ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE      DURING
                                  5/01/15     10/31/15       RATIOS      PERIOD*
--------------------------------------------------------------------------------
CARDINAL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class Shares      $1,000.00      $953.20       1.00%        $4.92

HYPOTHETICAL 5% RETURN
Institutional Class Shares      $1,000.00    $1,020.16       1.00%        $5.09


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD.)

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S)
                            HELD WITH THE
                            TRUST AND LENGTH
NAME, ADDRESS, AGE(1)       OF TIME SERVED(2)      PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBERS (3,4)
------------------------------------------------------------------------------------------------------------------------------------
ROBERT NESHER               Chairman of the        SEI employee 1974 to present; currently performs various services
69 yrs. old                 Board of Trustees      on behalf of SEI Investments for which Mr. Nesher is compensated.
                            (Since 1991)
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN            Trustee                Self-Employed Consultant since 2003. Partner at Morgan, Lewis &
1701 Market Street          (Since 1991)           Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI
Philadelphia, PA 19103                             Investments, SIMC, the Administrator and the Distributor.
75 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS(4)
------------------------------------------------------------------------------------------------------------------------------------
JOHN K. DARR                Trustee                Retired. CEO, Office of Finance, Federal Home Loan Banks, from
71 yrs. old                 (Since 2008)           1992 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH T. GRAUSE, JR.       Trustee                Self-employed consultant since January 2012. Director of Endowments
63 yrs. old                 (Since 2011)           and Foundations, Morningstar Investment Management,
                                                   Morningstar, Inc., February 2010 to May 2011; Director of
                                                   International Consulting and Chief Executive Officer of Morningstar
                                                   Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010.
------------------------------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.
(2) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
(3) DENOTES TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE FUND AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE DISTRIBUTOR AND/OR ITS AFFILIATES.
(4)  BOARD MEMBERS OVERSEE 43 FUNDS IN THE ADVISORS' INNER CIRCLE FUND II.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-CCM-SEIC. The following chart lists Trustees and Officers as of October 31, 2015.

OTHER DIRECTORSHIPS HELD BY BOARD MEMBER(5)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisor's Inner Circle Fund, Bishop
Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund PLC, SEI Global Assets Fund PLC, SEI Global Investments Fund PLC, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments--Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.
Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The The Advisors' Inner Circle Fund,
Advisors' Inner Circle Fund III, Bishop Street Funds, O'Connor EQUUS, Winton Series Trust, Winton Diversified Opportunities Fund, SEI Daily Income Trust,
SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation
Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments
(Europe), Limited, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global
Nominee Ltd. and SEI Investments--Unit Trust Management (UK) Limited. Director of the Distributor since 2003.
Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop
Street Funds and The KP Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership).
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop
Street Funds and The KP Funds. Director, The Korea Fund, Inc.
--------------------------------------------------------------------------------

(5) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S)
                            HELD WITH THE
                            TRUST AND LENGTH
NAME, ADDRESS, AGE(1)       OF TIME SERVED(2)      PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS(3) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON         Trustee                Retired. Private investor and self-employed consultant (strategic
73 yrs. old                 (Since 2005)           investments) since 1994.
------------------------------------------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN          Trustee                Vice President, Compliance, AARP Financial Inc. from 2008-2010.
72 yrs. old                 (Since 2005)           Self-Employed Legal and Financial Services Consultant since 2003.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE R. SPECA              Trustee                Global Head of Asset Allocation, Manulife Asset Management
59 yrs. old                 (Since 2011)           (subsidiary of Manulife Financial), June 2010 to May 2011;
                                                   Executive Vice President - Investment Management Services, John
                                                   Hancock Financial Services (subsidiary of Manulife Financial), June
                                                   2013 to June 2010.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.     Trustee                Retired since January 2012. Self-employed Consultant, Newfound
72 yrs. old                 Lead Independent       Consultants Inc. April 1997 to December 2011.
                            Trustee
                            (Since 1999)
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL BEATTIE             President              Managing Director at SEI since 2011. Director of Client Service
50 yrs. old                 (Since 2011)           at SEI from 2004 to 2011. Vice President at SEI from 2009 to
                                                   November 2011.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN CONNORS             Treasurer, Controller  Director, SEI Investments, Fund Accounting since December 2014.
31 yrs. old                 and Chief Financial    Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit
                            Officer                Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP),
                            (since 2015)           from 2007 to 2011.
------------------------------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.
(2) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
(3)  BOARD MEMBERS OVERSEE 43 FUNDS IN THE ADVISORS' INNER CIRCLE FUND II.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------


OTHER DIRECTORSHIPS HELD BY BOARD MEMBERS(4)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, The KP
Funds, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop
Street Funds and The KP Funds.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop
Street Funds and The KP Funds.
--------------------------------------------------------------------------------
Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds; Member of the independent review committee for SEI's Canadian-registered mutual funds.
Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010, Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
None.
--------------------------------------------------------------------------------
None.
--------------------------------------------------------------------------------

(4) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S)
                            HELD WITH THE
                            TRUST AND LENGTH
NAME, ADDRESS, AGE(1)       OF TIME SERVED(2)      PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS(3) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY               Chief Compliance       Chief Compliance Officer of SEI Structured Credit Fund, LP since
52 yrs. old                 Officer                2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI
                            (Since 2006)           Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional
                                                   International Trust, SEI Institutional Investments Trust, SEI
                                                   Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The
                                                   Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and
                                                   Bishop Street Funds since 2006; SEI Adviser Managed Trust since
                                                   2010, New Covenant Funds since 2012; SEI Insurance Products
                                                   Trust and The KP Funds since 2013;The Advisors' Inner Circle Fund
                                                   III and O'Connor EQUUS,Winton Series Trust since 2014 and
                                                   Winton Diversified Opportunities Fund since 2015.
------------------------------------------------------------------------------------------------------------------------------------
DIANNE M. DESCOTEAUX        Vice President         Counsel at SEI Investments since 2010. Associate at Morgan,
38 yrs. old                 and Secretary          Lewis & Bockius LLP from 2006 to 2010.
                            (Since 2011)
------------------------------------------------------------------------------------------------------------------------------------
LISA WHITTAKER              Vice President and     Attorney, SEI Investments Company (2012-present). Associate
37 yrs. old                 Assistant Secretary    Counsel, The Glenmede Trust Company (2011-2012). Associate,
                            (Since 2013)           Drinker Biddle & Reath LLP (2006-2011).
------------------------------------------------------------------------------------------------------------------------------------
JOHN Y. KIM                 Vice President and     Attorney, SEI Investments Company (2014-present). Associate
34 yrs. old                 Secretary              Stradley Ronon Stevens & Young (2009-2014).
                            (Since 2014)
------------------------------------------------------------------------------------------------------------------------------------
BRIDGET E. SUDALL           Privacy Officer        Anti-Money Laundering Compliance Officer and Privacy Officer
35 yrs. old                 (Since 2015)           since 2015. Senior Associate and AML Officer, Morgan Stanley
                            AML Officer            Alternative Investment Partners, April 2011 to March 2015.
                            (Since 2015)           Investor Services Team Lead, Morgan Stanley Alternative Investment
                                                   Partners, July 2007 to April 2011.
------------------------------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.
(2) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
(3)  BOARD MEMBERS OVERSEE 43 FUNDS IN THE ADVISORS' INNER CIRCLE FUND II.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

OTHER DIRECTORSHIPS HELD BY OFFICER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
None.
--------------------------------------------------------------------------------
None.
--------------------------------------------------------------------------------
None.
--------------------------------------------------------------------------------
None.
--------------------------------------------------------------------------------
None.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2015
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2015, the Portfolio is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                                 QUALIFYING
LONG TERM                                       FOR CORPORATE                                             SHORT-TERM
 CAPITAL        ORDINARY                          DIVIDEND       QUALIFYING      U.S.        INTEREST       CAPITAL
  GAIN           INCOME           TOTAL           RECEIVED       DIVIDEND     GOVERNMENT      RELATED        GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION(1)     INCOME(2)    INTEREST(3)   DIVIDENDS(4)   DIVIDENDS(5)
------------------------------------------------------------------------------------------------------------------------------------
  0.00%          100.00%         100.00%           66.61%         68.48%        0.00%          0.00%         100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).
(2)  THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING
     DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.
(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.
(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTION FOR CALENDAR YEAR ENDED 2015 THAT IS EXEMPTED FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.
(5) THE PERCENTAGE OF THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT TERM CAPITAL GAIN DIVIDENDS" IS REFLECTED AS A PERCENTAGE OF SHORT TERM CAPITAL GAIN DISTRIBUTION FOR CALENDAR YEAR ENDED 2015 THAT IS EXEMPTED FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2015. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2015 FORM 1099-DIV.

                      [This Page Intentionally Left Blank]

                         CARDINAL SMALL CAP VALUE FUND
                                   PO Box 588
                               Portland, ME 04112
                                 1-844-CCM-SEIC

                                    ADVISER:
                      Cardinal Capital Management, L.L.C.
                           Four Greenwich Office Park
                          Greenwich, Connecticut 06831

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

              This information must be preceded or accompanied by
                       a current prospectus for the Fund.


                                                                 CAR-AR-001-0200

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                      2015                                                       2014
------------------------------------------------------------------------------------------------------------------------------------
                All fees and      All fees and         All other            All fees and      All fees and         All other
                services to       services to          fees and             services to       services to          fees and
                the Trust         service              services to          the Trust         service              services to
                that were         affiliates           that service         that were         affiliates that      service
                pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                approved          approved             did not require      approved          approved             did not require
                                                       pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit        $136,800             $0                   $0                $110,750             $0                   $0
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-          $0                $0                   $0                   $0                $0                   $0
    Related
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax             $0                $0                $220,000                $0                $0                $200,00
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All             $0                $0                   $0                   $0                $0                   $0
    Other
    Fees
------------------------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                      2015                                                       2014
------------------------------------------------------------------------------------------------------------------------------------
                All fees and      All fees and         All other            All fees and      All fees and         All other
                services to       services to          fees and             services to       services to          fees and
                the Trust         service              services to          the Trust         service              services to
                that were         affiliates           that service         that were         affiliates that      service
                pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                approved          approved             did not require      approved          approved             did not require
                                                       pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit         $22,605            N/A                    N/A                N/A                N/A                  N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-          N/A              N/A                    N/A                N/A                N/A                  N/A
    Related
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax             N/A              N/A                    N/A                N/A                N/A                  N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All             N/A              N/A                    N/A                N/A                N/A                  N/A
    Other
    Fees
------------------------------------------------------------------------------------------------------------------------------------

(e)(1)
All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant 's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                    -------------------------------------------
                                            2015           2014
                    -------------------------------------------
                    Audit-Related Fees       0%             0%
                    -------------------------------------------
                    Tax Fees                 0%             0%
                    -------------------------------------------
                    All Other Fees           0%             0%
                    -------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                    -------------------------------------------
                                            2015           2014
                    -------------------------------------------
                    Audit-Related Fees       0%             0%
                    -------------------------------------------
                    Tax Fees                 0%             0%
                    -------------------------------------------
                    All Other Fees           0%             0%
                    -------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $220,000 and $200,000 for 2015 and 2014, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year was $0 for 2015.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie, President

Date:  January 8, 2016



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie, President

Date:  January 8, 2016



By (Signature and Title)*                 /s/ Stephen Connors
                                          --------------------------------------
                                          Stephen Connors,
                                          Treasurer, Controller & CFO

Date:  January 8, 2016


* Print the name and title of each signing officer under his or her signature.